Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other operating income [line items]
Interest income	$ (8,181)	$ (441)	$ (15,111)	$ (523)
Dividend income	(700)	(108)	(917)	(220)
Foreign exchange loss (gain)	202	(433)	(71)	(19)
(Gain) loss on fair value adjustment of share purchase warrants held	280	154	105	897
Other	(293)	8	(260)	(785)
Total other (income) expense	$ (8,692)	$ (820)	$ (16,254)	$ (650)